INCOME TAXES (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current	$ 200	$ 65	$ 14
Deferred	(9,049)	1,272	847
Domestic	(8,390)	1,320	847
Foreign	(459)	17	14
Taxes on income	$ (8,849)	$ 1,337	$ 861